Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Acquisitions
Revenue	$ 675,556	$ 626,643	$ 581,614
Net income	$ 142,171	$ 107,548	$ 90,488
Earnings per share
Basic (in dollars per share)	$ 1.66	$ 1.26	$ 1.07
Diluted (in dollars per share)	$ 1.63	$ 1.24	$ 1.05